Segment and geographic information (Schedule of Disaggregated Revenue) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue, Major Customer [Line Items]
Revenues	$ 215,832	$ 188,187
Marketplace Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	152,363	154,502
Services Revenue [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 63,469	$ 33,685